Stockholders' (Members') Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 3 - Stockholders' Equity.

We are authorized to issue 50,000,000 of preferred stock, par value $0.001.

We are authorized to issue an aggregate of 259,000,000 shares of common stock. Our certificate of incorporation provides that we will have two classes of common stock: Class A common stock (authorized 250,000,000 shares, par value $0.001), which has one vote per share, and Class B common stock (authorized 9,000,000 shares, par value $0.001), which has ten votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Otherwise the rights of the two classes of common stock are identical.

Preferred Stock

On August 16, 2013 the Board of Directors of Social Reality, Inc. approved a Certificate of Designations, Rights and Preferences pursuant to which it designated a series consisting of 200,000 shares of its blank check preferred stock as Series 1 Preferred Stock. The designations, rights and preferences of the Series 1 Preferred Stock are as follows:

•	each share has a stated and liquidation value of $0.001 per share,
•	the shares do not pay any dividends, except as may be declared by our Board of Directors, and are not redeemable,
•	the shares do not have any voting rights, except as may be provided under Delaware law,
•	each share is convertible into 10 shares of our Class A common stock, subject to customary anti-dilution provisions in the event of stock splits, recapitalizations and similar corporate events, and
•

the number of shares of Series 1 Preferred Stock, as well as the number of shares of Class A common stock issued upon a conversion of shares of Series 1 Preferred Stock, that a holder may sell, transfer, assign, hypothecate or otherwise dispose of (collectively or severally, a "Disposition") at any one time shall be limited to an amount which is pari passu to any Disposition of Class A common stock by either Christopher Miglino and/or Erin DeRuggerio, executive officers and directors of our company. Notwithstanding anything contained in the designations, the holder of Series 1 Preferred Stock is not obligated to make any Dispositions of Series 1 Preferred Stock or Class A common stock issued upon the conversion of Series 1 Preferred Stock.

During August 2013 we issued 86,000 shares of Series 1 Preferred Stock, valued at $817,000, pursuant to a consulting agreement with a three year term. We will expense the value of the shares over that three year period. During three and nine months ended September 30, 2013, we recorded expense of $34,042.

Common Stock

During January 2013 we issued 5,000 shares of Class A common stock, valued at $5,000, as payment for legal services.

During February 2013 we issued 51,665 shares of Class A common stock upon the vesting of common stock awards.

During February 2013 we issued 99,010 shares of Class A common stock pursuant to the revolving credit facility agreement described above.

During June 2013 we issued 75,000 shares of Class A common stock pursuant to the revolving credit facility agreement described above.

During August 2013 we issued 440,000 shares of Class A common stock, valued at $418,000, pursuant to a consulting agreement with a three year term. We will expense the value of the shares over that three year period. During three and nine months ended September 30, 2013, we recorded expense of $17,417.

During August 2013 we issued 300,000 shares of Class A common stock, valued at $285,000, to a director upon his appointment to the board. We have expensed the value of the shares upon grant.

During August 2013 we issued 30,000 shares of Class A common stock, valued at $28,500, as payment for consulting services.

During August 2013 we issued 550,000 shares of Class A common stock pursuant to a restricted stock award.

Stock Awards

During January 2013 we granted an aggregate of 50,000 Class A common stock awards to two employees. The shares will vest upon the one year anniversary of the grant date. Compensation expense will be recognized over the vesting period. During the three and nine months ended September 30, 2013 we recorded $12,500 and $37,500, respectively, of compensation expense related to these awards.

On April 1, 2013 we granted 25,000 Class A common stock awards to a contract employee. The shares will vest upon the one year anniversary of the grant date. Compensation expense will be recognized over the vesting period. During the three and nine months ended September 30, 2013, we recorded $6,250 and $12,500 of compensation expense related to this award.

On August 16, 2013 we issued 550,000 shares of Class A common stock pursuant to a restricted stock award to an employee. Of this award, 45,833 shares vested upon grant and the balance will vest quarterly over 2.75 years. Compensation expense will be recognized over the vesting period. During the three and nine months ended September 30, 2013, we recorded $65,313 of compensation expense related to this award.

During the three and nine months ended September 30, 2013 we recorded expense of $14,938 and $41,051, respectively, related to stock awards granted in 2012. Unvested 2012 awards of 3,334 shares were forfeited in 2013.

Stock Options and Warrants

During January 2013 we granted an aggregate of 106,500 Class A common stock options to three employees. The options will vest ratably over a period of three years commencing on the grant date and vesting on each one year anniversary. The options have an exercise price of $ 1.00 per share and a term of five years. These options have a grant date fair value of $0.28 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our Class A common stock of 40%; and (4) an expected life of the options of 3 years. We have recorded an expense for the employee options of $2,485 and $7,455 for the three and nine months ended September 30, 2013, respectively.

During February 2013 we granted 12,000 Class A common stock options to a director. The options will vest quarterly over one year. The options have an exercise price of $1.00 per share and a term of five years. These options have a grant date fair value of $ 0.23 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.375%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our Class A common stock of 40%; and (4) an expected life of the options of 2 years. We have recorded an expense for the director options of $690 and $1,840 for the three and nine months ended September 30, 2013, respectively.

On April 1, 2013 we granted 50,000 Class A common stock options to a director. The options will vest ratably over a period of three years commencing on the grant date and vesting on each one year anniversary. The options have an exercise price of $1.00 per share and a term of five years. These options have a grant date fair value of $0.29 per option, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 0.25%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our Class A common stock of 42%; and (4) an expected life of the options of 3 years. We have recorded an expense for the director options of $1,194 and $2,388 for the three and nine months ended September 30, 2013, respectively.

On April 1, 2013 we granted an aggregate of 100,000 Class A common stock options to two non-employees. The options will vest ratably over a period of three years commencing on the grant date and vesting on each one year anniversary. The options have an exercise price of $1.00 per share and a term of five years. During the three and nine months ended September 30, 2013 we have recorded an expense of $3,276 and $5,621, respectively, related to the fair value of the options expected to vest, determined using the Black-Scholes method based on the following weighted average assumptions: (1) risk free interest rate of 1.375%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our Class A common stock of 51%; and (4) an expected life of the options of 4.75 years.

During the three and nine months ended September 30, 2013 we recorded expense of $109 and $1,617, respectively, related to stock options granted in 2012. Unvested 2012 options of 20,000 options were forfeited in 2013.

On August 22, 2013 we granted an aggregate of 250,000 Class A common stock warrants pursuant to an agreement for investment banking services to be provided over a three year period. The warrants vested upon grant. The exercise price of the warrants will equal the exercise price of warrants subsequently issued in an organized distribution of our securities; provided, however, that if no such organized distribution occurs within twelve months from the date of the agreement, the exercise price of the warrant shall be at an exercise price equal to $0.75 per share. These warrants have a grant date fair value of $124,916, determined using the Black-Scholes method based on the following assumptions: (1) risk free interest rate of 1.50%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our Class A common stock of 52%; (4) an expected life of the warrants of 5 years; and (5) an exercise price of $0.75 per share. We have recorded an expense for the warrants of $4,627 for the three and nine months ended September 30, 2013, respectively.

Note 4 - Stockholders' (Members') Equity

We are authorized to issue 50,000,000 of preferred stock, par value $0.001. No shares of preferred stock have been issued.

We are authorized to issue an aggregate of 259,000,000 shares of common stock. Our certificate of incorporation provides that we will have two classes of common stock: Class A common stock (authorized 250,000,000 shares, par value $0.001), which has one vote per share, and Class B common stock (authorized 9,000,000 shares, par value $0.001), which has ten votes per share. Any holder of Class B common stock may convert his or her shares at any time into shares of Class A common stock on a share-for-share basis. Otherwise the rights of the two classes of common stock will be identical.

Effective January 1, 2012, we issued 3,328,767 Class A common shares and 9,000,000 Class B common shares in exchange for 100% of the Social Reality, LLC membership interests. The Class A common shares were issued to holders of our non-voting, non-participating membership interest and the Class B common shares were issued to our general membership interest holders who are also our founders.

During January, 2012, we completed the offering of 460,072 of our Class A common shares at a price per share of $0.8111, for proceeds of $372,959.

During February, 2012 we received $100,000 pursuant to a subscription agreement for the purchase of 123,290 shares of our Class A common shares, at a price of $0.8111 per share. These shares were issued during May 2012.

During 2012 we granted an aggregate of 205,000 unvested shares to employees. The shares vest ratably over three years. We have valued the grants at $171,248, based on a fair value per share of $0.8111 - $1.01. Compensation expense will be recognized over the vesting period. During the year ended December 31, 2012, we recorded $39,815 of compensation expense. Awards totaling 25,000 shares were forfeited during the year. Unvested share awards at December 31, 2012 totaled 180,000 shares. Estimated future compensation cost is approximately $111,000.

On February 1, 2012, we granted 15,000 common stock options to a director. The options have an exercise price of $0.8111 per share. The options vested upon grant. The options lapse if unexercised after five years.  The options have a grant date fair value of $2,031, determined using the Black-Scholes method based on the following assumptions:  (1) risk free interest rate of 0.14%; (2) dividend yield of 0%; (3) volatility factor of the expected market price of our common stock of 42%; and (4) an expected life of the options of 1 year.

On June 27, 2011, Social Reality, LLC issued a 3.34% non-voting, non-participating member interest as payment for legal services to be rendered. The interest has been valued at $59,010, based on the value of the sale to the third party for cash described above. The value of the services will be charged to expense over the estimated service period, July 1, 2011 to March 31, 2012. During the three months ended March 31, 2012 we have charged $19,670 to expense. We charged $39,340 to expense during the year ended December 31, 2011.

On June 27, 2011, Social Reality, LLC issued a 6.66% non-voting, non-participating member interest as payment for consulting services to be rendered. The interest has been valued at $117,668, based on the value of the sale to the third party for cash described above. The value of the services will be charged to expense over the service period, July 1, 2011 to June 30, 2014. During the year ended December 31, 2012 we have charged $39,223 to expense and the balance of $58,834 at December 31, 2012 is recorded as prepaid expense. We charged $19,611 to expense during the year ended December 31, 2011.